Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Accumulated Other Comprehensive Loss
21.	ACCUMULATED OTHER COMPREHENSIVE LOSS

The following is a continuity schedule of accumulated other comprehensive loss:

	2016	2015

Accumulated net unrealized loss on translation of net investment in foreign operations
Balance, beginning of year	$(1,042)	$(255)
Net unrealized loss	(109)	(798)
Repurchase of shares under normal course issuer bids [note 20]	20	11

Balance, end of year	(1,131)	(1,042)

Accumulated net unrealized loss on cash flow hedges [b]
Balance, beginning of year	(262)	(113)
Net unrealized gain (loss)	1	(244)
Reclassification of net loss to net income [a]	126	95

Balance, end of year	(135)	(262)

Accumulated net unrealized loss on other long-term liabilities [b]
Balance, beginning of year	(165)	(186)
Net unrealized (loss) gain	(29)	14
Reclassification of net loss to net income [a]	9	7

Balance, end of year	(185)	(165)

Accumulated net unrealized loss on available-for-sale investments
Balance, beginning of year	(1)	(4)
Net unrealized loss	—	3
Reclassification of net loss to net income [a]	1	—

Balance, end of year	—	(1)

Total accumulated other comprehensive loss [c]	$(1,451)	$(1,470)

[a]	The effects on net income of amounts reclassified from AOCL, with presentation location, were as follows:

	2016	2015

Cash flow hedges
Sales	$(87)	$(86)
Cost of sales	(87)	(45)
Interest	—	(3)
Income tax	48	39

Net of tax	(126)	(95)

Other long-term liabilities
Cost of sales	1	(9)
Income tax	—	2

Net of tax	1	(7)

Total loss reclassified to net income	$(125)	$(102)

[b]	The amount of income tax benefit that has been allocated to each component of other comprehensive loss is as follows:

	2016	2015

Accumulated net unrealized loss on cash flow hedges
Balance, beginning of year	$97	$44
Net unrealized loss	4	92
Reclassification of net loss to net income	(48)	(39)

Balance, end of year	53	97

Accumulated net unrealized loss on other long-term liabilities
Balance, beginning of year	31	36
Net unrealized loss (gain)	3	(3)
Reclassification of net loss to net income	(4)	(2)

Balance, end of year	30	31

Total income tax benefit	$83	$128

[c]	The amount of other comprehensive loss that is expected to be reclassified to net income during 2017 is $130 million.